Master Trust - Schedule of Net Investment Gain (Details) - EBP 224 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net increase (decrease) in assets	$ 13,850
Net assets:
Net assets available for benefits at beginning of year	82,497
Net assets available for benefits at end of year	93,964
Plan
EBP, Master Trust [Line Items]
Net investment income (loss)	1,914
Net transfers in (out)	(106)
Net increase (decrease) in assets	1,808
Net assets:
Net assets available for benefits at beginning of year	1,564
Net assets available for benefits at end of year	3,372
Master Trust
EBP, Master Trust [Line Items]
Net investment income (loss)	5,318
Net transfers in (out)	(504)
Net increase (decrease) in assets	4,814
Net assets:
Net assets available for benefits at beginning of year	4,297
Net assets available for benefits at end of year	$ 9,111